UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06384

Nuveen Texas Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/29

Date of reporting period:         5/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Texas Quality Income Municipal Fund (NTX)
	May 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 142.9% (100.0% of Total Investments)

	MUNICIPAL BONDS – 142.9% (100.0% of Total Investments)

	Consumer Discretionary – 3.5% (2.5% of Total Investments)
	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier
	Series 2006A:
$ 1,450	5.250%, 1/01/18 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	$ 1,480,334
1,000	5.250%, 1/01/24 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	1,018,230
1,000	5.000%, 1/01/34 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	1,014,000
2,200	San Antonio Convention Center Hotel Finance Corporation, Texas, Contract Revenue Empowerment	8/16 at 100.00	A3	2,207,810
	Zone Bonds, Series 2005A, 5.000%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
5,650	Total Consumer Discretionary			5,720,374
	Education and Civic Organizations – 12.4% (8.7% of Total Investments)
2,500	Board of Regents of the University of Texas, Permanent University Fund Bonds, Refunding Series	7/24 at 100.00	AAA	3,115,250
	2015A, 5.000%, 7/01/28
2,000	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series	No Opt. Call	AAA	2,439,480
	2012B, 5.000%, 8/15/22
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education
	Charter School, Series 2013A:
2,000	4.350%, 12/01/42	12/22 at 100.00	BBB–	2,011,320
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB–	1,005,650
1,000	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr.	8/23 at 100.00	BBB–	1,117,430
	Public Charter District, Inspire Academies, Series 2013A, 6.000%, 8/15/28
1,000	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University	3/21 at 100.00	A–	1,121,620
	Project, Improvement and Refunding Series 2010, 5.000%, 3/01/35
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Medical Facilities	11/22 at 100.00	A	1,165,190
	Revenue Bonds, Baylor College of Medicine, Refunding Series 2012A, 5.000%, 11/15/26
3,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	6/23 at 100.00	Baa3	3,292,860
	Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A,
	5.000%, 6/01/38
2,000	Laredo Community College District, Webb County, Texas, Combined Fee Revenue Bonds, Series	8/20 at 100.00	AA	2,302,520
	2010, 5.250%, 8/01/35 – AGM Insured
2,000	Lone Star College System, Harris, Montgomery and San Jacinto Counties, Texas, Revenue	2/21 at 100.00	AA	2,313,900
	Financing System Bonds, Series 2013, 5.000%, 2/15/36
200	Newark Cultural Education Facilities Finance Corporation, Texas, Lease Revenue Bonds, A.W.	8/16 at 100.00	BBB–	204,534
	Brown-Fellowship Leadership Academy, Series 2012A, 6.000%, 8/15/42
17,700	Total Education and Civic Organizations			20,089,754
	Energy – 1.3% (0.9% of Total Investments)
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB	2,127,680
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
	Health Care – 11.4% (8.0% of Total Investments)
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	12/22 at 100.00	A+	1,155,290
	Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A, 5.000%, 12/01/35
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	1,168,750
	Methodist Hospital System, Series 2015, 5.000%, 12/01/45
1,350	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good	7/20 at 100.00	BB–	1,456,988
	Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28
2,000	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/19 at 100.00	Aa2	2,268,360
	Children’s Medical Center Dallas Project, Series 2009, 5.750%, 8/15/39
885	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	Aa2	1,034,689
	Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
515	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	9/23 at 100.00	A	590,684
	Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33
1,250	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	5/26 at 100.00	AA–	1,551,913
	Bonds, Scott & White Healthcare Project, Series 2016A, 5.000%, 11/15/29
1,590	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	1/19 at 100.00	AA	1,785,506
	Christus Health, Refunding Series 2008A, 6.500%, 7/01/37 – AGC Insured
2,510	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	11/17 at 100.00	AA	2,638,236
	Health Resources, Series 2007B, 5.000%, 11/15/42
1,720	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas	11/17 at 100.00	Baa3	1,777,052
	Medical Center Regional Healthcare System, Series 2007A, 5.375%, 11/01/37
700	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	Baa1	716,947
	Hospital Regional Healthcare Center, Series 2007B, 5.000%, 7/01/37
2,250	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	Baa1	2,308,860
	Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33
16,770	Total Health Care			18,453,275
	Housing/Multifamily – 2.1% (1.5% of Total Investments)
3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	AA	3,358,170
	Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University
	Project, Series 2014A, 5.000%, 4/01/46 – AGM Insured
	Long-Term Care – 0.9% (0.6% of Total Investments)
	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement
	Residence, Series 2007:
815	5.000%, 7/01/27	7/17 at 100.00	BBB	836,272
600	5.000%, 7/01/37	7/17 at 100.00	BBB	612,972
1,415	Total Long-Term Care			1,449,244
	Tax Obligation/General – 23.9% (16.7% of Total Investments)
400	Calallen Independent School District, Nueces County, Texas, General Obligation Bonds, School	2/18 at 100.00	AAA	427,004
	Building Series 2008, 5.000%, 2/15/38
1,620	Cameron County, Texas, General Obligation Bonds, State Highway 550 Project, Series 2012,	2/22 at 100.00	AA	1,867,552
	5.000%, 2/15/32 – AGM Insured
1,500	College Station, Texas, Certificates of Obligation, Series 2012, 5.000%, 2/15/32	2/21 at 100.00	AA+	1,710,525
1,000	El Paso County Hospital District, Texas, General Obligation Bonds, Refunding Series 2013,	8/23 at 100.00	AA–	1,139,460
	5.000%, 8/15/33
1,565	El Paso County, Texas, Certificates of Obligation, Series 2001, 5.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	1,828,843
3,255	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 100.00	A	651,911
	Refunding Series 2012A, 0.000%, 8/01/45
1,360	Jacksonville Independent School District, Cherokee County, Texas, General Obligation Bonds,	2/24 at 100.00	Aaa	1,591,717
	School Building Series 2014, 5.000%, 2/15/39
2,675	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014,	8/24 at 100.00	AA–	3,168,324
	5.000%, 8/01/34
40	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 33.01	AAA	13,004
	Bonds, Series 2008, 0.000%, 8/15/36
365	Lone Star College System, Harris and Montgomery Counties, Texas, General Obligation Bonds,	8/19 at 100.00	AAA	407,771
	Series 2009, 5.000%, 8/15/34
1,350	Lubbock Independent School District, Lubbock County, Texas, General Obligation Bonds, School	No Opt. Call	AAA	1,589,031
	Building Series 2013A, 5.000%, 2/15/43
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	BBB	1,975,855
	2011A, 7.250%, 4/01/36
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,000	5.750%, 12/01/33	12/25 at 100.00	Ba2	1,137,610
1,000	6.125%, 12/01/38	12/25 at 100.00	Ba2	1,142,360
1,425	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010E,	No Opt. Call	AAA	811,281
	0.000%, 10/01/35
4,000	Prosper Independent School District, Collin County, Texas, General Obligation Bonds, Refunding	2/25 at 100.00	AAA	4,757,159
	Series 2015, 5.000%, 2/15/40
205	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A,	2/24 at 100.00	Ba2	217,653
	5.125%, 2/01/39
2,000	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series	No Opt. Call	AAA	2,333,540
	2012A, 5.000%, 4/01/42
2,000	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement, Series	4/24 at 100.00	AAA	2,370,820
	2014, 5.000%, 4/01/44
2,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding	4/24 at 100.00	AAA	2,410,460
	Series 2014, 5.000%, 10/01/34
910	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008,	4/18 at 100.00	AAA	979,287
	5.000%, 4/01/30
3,025	Victoria Independent School District, Victoria County, Texas, General Obligation Bonds, School	2/17 at 100.00	AAA	3,119,410
	Building Series 2007, 5.000%, 2/15/32
	West Texas Independent School District, McLennan and Hill Counties, General Obligation
	Refunding Bonds, Series 1998:
45	0.000%, 8/15/22	8/16 at 100.00	AAA	32,206
45	0.000%, 8/15/24	8/16 at 100.00	AAA	28,877
9,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Capital	8/25 at 44.15	Aaa	2,957,760
	Appreciation Series 2015, 0.000%, 8/15/45
43,535	Total Tax Obligation/General			38,669,420
	Tax Obligation/Limited – 22.5% (15.8% of Total Investments)
	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Combined Venue Tax Series 2015:
1,060	5.000%, 8/15/34 – AGM Insured	8/24 at 100.00	AA	1,250,291
1,160	5.000%, 8/15/35 – AGM Insured	8/24 at 100.00	AA	1,362,606
1,000	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.250%, 8/15/38 –	8/19 at 100.00	AA	1,113,970
	AGM Insured
1,175	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2014A,	12/24 at 100.00	AA+	1,421,703
	5.000%, 12/01/36
4,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A,	12/25 at 100.00	AA+	4,822,199
	5.000%, 12/01/41
3,315	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Refunding Series 2007,	12/16 at 100.00	AA+	3,387,433
	5.000%, 12/01/36 – AMBAC Insured
500	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement	No Opt. Call	N/R	532,730
	District 1, Series 2014, 6.500%, 9/01/36
2,500	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds,	No Opt. Call	AA+	3,183,000
	Contractual Obligations Series 2015B, 5.000%, 11/01/25
1,390	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series	11/21 at 100.00	AA+	1,617,251
	2011A, 5.000%, 11/01/41
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
300	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	AA–	226,716
210	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	AA–	111,392
260	0.000%, 11/15/33	11/31 at 88.44	AA–	129,680
2,045	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	AA–	959,207
1,130	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	AA–	461,458
4,370	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	AA–	1,563,848
2,260	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	AA–	754,004
400	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series	11/24 at 100.00	A3	463,884
	2014C, 5.000%, 11/15/34
3,440	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	11/31 at 53.78	AA–	1,071,491
	0.000%, 11/15/41 – NPFG Insured
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 59.10	AA–	432,020
	0.000%, 11/15/33 – NPFG Insured
210	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	A2	212,117
	Facilities Department, Refunding Series 2011B, 5.000%, 9/01/30
1,015	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	1,195,619
	Facilities Department, Refunding Series 2014, 5.000%, 9/01/34
1,470	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	825,185
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
250	Little Elm. Texas, Valencia Public Improvement District Phase I Special Assessment Revenue	3/18 at 103.00	N/R	262,165
	Bonds, Series 2014, 7.150%, 9/01/37
3,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series	9/21 at 100.00	AA+	3,507,720
	2011D, 5.000%, 9/01/31
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/21 at 100.00	AA+	2,366,480
	5.500%, 9/01/41
1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure	9/19 at 100.00	BBB	1,102,700
	Improvement Facilities, Series 2009, 5.500%, 9/01/29
1,735	Via Metropolitan Transit Advanced Transportation District, Texas, Sales Tax Revenue Bonds,	8/24 at 100.00	AAA	2,076,205
	Refunding & Improvement Series 2014, 5.000%, 8/01/38
42,195	Total Tax Obligation/Limited			36,413,074
	Transportation – 17.4% (12.2% of Total Investments)
3,000	Austin, Texas, Airport System Revenue Bonds, Series 2015, 5.000%, 11/15/39 (Alternative	11/24 at 100.00	A1	3,418,680
	Minimum Tax)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
2,945	0.000%, 1/01/36	No Opt. Call	BBB+	1,401,791
2,205	0.000%, 1/01/37	No Opt. Call	BBB+	1,010,552
2,160	0.000%, 1/01/38	No Opt. Call	BBB+	953,122
1,000	0.000%, 1/01/40	No Opt. Call	BBB+	402,490
665	Central Texas Regional Mobility Authority, Revenue Bonds, Subordinate Lien Refunding Series	1/23 at 100.00	BBB	725,628
	2013, 5.000%, 1/01/42
1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A,	11/20 at 100.00	A+	1,136,310
	5.000%, 11/01/42
1,165	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B,	11/20 at 100.00	A+	1,333,401
	5.000%, 11/01/35
1,670	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	1,868,964
	2013A, 5.125%, 10/01/43
1,165	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2012C,	No Opt. Call	AA	1,395,798
	5.000%, 8/15/31
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012A,	7/22 at 100.00	A+	2,262,420
	5.000%, 7/01/31 (Alternative Minimum Tax)
1,750	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series	11/25 at 100.00	A1	2,046,188
	2015, 5.000%, 11/01/35 (Alternative Minimum Tax)
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	Baa1	3,363,180
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
35	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008B,	1/18 at 100.00	AA–	37,513
	5.750%, 1/01/40
	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A:
100	6.100%, 1/01/28	1/19 at 100.00	A1	112,891
2,000	6.250%, 1/01/39	1/19 at 100.00	A1	2,245,240
200	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A,	1/18 at 100.00	A1	213,868
	5.750%, 1/01/40
40	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008B,	1/18 at 100.00	A1	42,774
	5.750%, 1/01/40
2,500	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D,	No Opt. Call	AA	1,313,150
	0.000%, 1/01/36 – AGC Insured
2,500	San Antonio, Texas, Airport System Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/27	7/22 at 100.00	A+	2,885,750
	(Alternative Minimum Tax)
31,100	Total Transportation			28,169,710
	U.S. Guaranteed – 15.7% (10.9% of Total Investments) (4)
2,500	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding Series	5/20 at 100.00	A+ (4)	2,959,375
	2010, 5.875%, 5/01/40 (Pre-refunded 5/01/20)
4,670	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Refunding Series 2007,	12/16 at 100.00	Aa2 (4)	4,773,720
	5.000%, 12/01/36 (Pre-refunded 12/01/16) – AMBAC Insured
185	El Paso County, Texas, Certificates of Obligation, Series 2001, 5.000%, 2/15/21 –	No Opt. Call	AA (4)	217,438
	AGM Insured (ETM)
1,000	El Paso, Texas, Water and Sewer Revenue Bonds, Refunding Series 2008C, 5.375%, 3/01/29	3/18 at 100.00	AA+ (4)	1,079,920
	(Pre-refunded 3/01/18)
8,500	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,	8/18 at 22.64	AA (4)	1,878,330
	Capital Appreciation Refunding Series 2009, 0.000%, 8/15/39 (Pre-refunded 8/15/18)
1,290	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	N/R (4)	1,304,293
	Facilities Department, Refunding Series 2011B, 5.000%, 9/01/30 (Pre-refunded 9/01/16)
960	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 33.01	N/R (4)	312,720
	Bonds, Series 2008, 0.000%, 8/15/36 (Pre-refunded 8/15/17)
25	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/15/29	5/22 at 100.00	N/R (4)	30,246
	(Pre-refunded 5/15/22)
1,000	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial	2/17 at 100.00	N/R (4)	1,034,510
	Health System of East Texas, Series 2007, 5.500%, 2/15/32 (Pre-refunded 2/15/17)
1,500	Montgomery County, Texas, General Obligation Bonds, Refunding Series 2008B, 5.250%, 3/01/32	3/19 at 100.00	AA+ (4)	1,676,760
	(Pre-refunded 3/01/19)
1,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds,	No Opt. Call	Aaa	1,227,340
	Presbyterian Healthcare System, Series 1996A, 5.750%, 6/01/26 – NPFG Insured (ETM)
195	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A,	1/18 at 100.00	N/R (4)	210,107
	5.750%, 1/01/40 (Pre-refunded 1/01/18)
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008B:
285	5.750%, 1/01/40 (Pre-refunded 1/01/18)	1/18 at 100.00	A1 (4)	307,079
190	5.750%, 1/01/40 (Pre-refunded 1/01/18)	1/18 at 100.00	AA– (4)	204,719
950	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A2 (4)	1,023,597
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
2,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series	2/18 at 100.00	Aaa	2,152,400
	2008A, 5.250%, 2/15/34 (Pre-refunded 2/15/18)
2,500	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/17 at 100.00	Aaa	2,806,700
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/17)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Series 2010:
95	5.250%, 8/15/40 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	111,063
1,155	5.250%, 8/15/40 (Pre-refunded 8/15/20)	8/20 at 100.00	AA– (4)	1,351,847
410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	1/19 at 100.00	AA (4)	466,855
	Christus Health, Refunding Series 2008A, 6.500%, 7/01/37 (Pre-refunded 1/01/19) – AGC Insured
90	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008,	4/18 at 100.00	N/R (4)	96,873
	5.000%, 4/01/30 (Pre-refunded 4/01/18)
60	Texas State, General Obligation Bonds, Water Utility, Series 2001, 5.250%, 8/01/23	7/16 at 100.00	AAA	60,251
	(Pre-refunded 7/14/16)
30,560	Total U.S. Guaranteed			25,286,143
	Utilities – 17.1% (11.9% of Total Investments)
2,000	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 11/15/40	No Opt. Call	AA–	2,304,080
3,000	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/38	11/25 at 100.00	AA–	3,572,370
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	8/16 at 100.00	C	44,774
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (5)
2,000	Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/31	9/25 at 100.00	A+	2,406,900
2,000	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Series 2009, 5.000%, 7/01/34	7/17 at 100.00	A+	2,084,640
3,000	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2010A, 5.000%, 5/15/40	5/20 at 100.00	A	3,332,070
1,150	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012A, 5.000%, 5/15/36	5/22 at 100.00	A	1,330,194
1,975	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/15/29	5/22 at 100.00	A	2,324,931
1,500	Matagorda County Navigation District Number One, Texas, Pollution Control Revenue Refunding	7/19 at 102.00	Baa1	1,703,910
	Bonds, Central Power and Light Company Project, Series 2009A, 6.300%, 11/01/29
1,000	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Bonds, Refunding	No Opt. Call	BBB+	1,143,790
	Series 2012, 5.000%, 10/01/20
	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior
	Lien Series 2008D:
530	5.625%, 12/15/17	No Opt. Call	BBB+	551,852
3,000	6.250%, 12/15/26	No Opt. Call	BBB+	3,773,190
1,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	No Opt. Call	BBB+	1,141,740
	2006A, 5.250%, 12/15/20
	Texas Municipal Power Agency, Revenue Bonds, Transmission Refunding Series 2010:
640	5.000%, 9/01/34	9/20 at 100.00	A+	728,096
1,000	5.000%, 9/01/40	9/20 at 100.00	A+	1,137,650
26,355	Total Utilities			27,580,187
	Water and Sewer – 14.7% (10.3% of Total Investments)
1,575	Bell County Water Control Improvement District 1, Texas, Water Revenue Bonds, Series 2014,	7/23 at 100.00	AA	1,814,432
	5.000%, 7/10/38 – BAM Insured
2,500	Canadian River Municipal Water Authority, Texas, Contract Revenue Bonds, Conjunctive Use	2/21 at 100.00	AA	2,849,650
	Groundwater Supply Project, Subordinate Lien Series 2011, 5.000%, 2/15/31
2,000	Corpus Christi, Texas, Utility System Revenue Bonds, Improvement Junior Lien Series 2013,	7/23 at 100.00	A+	2,293,380
	5.000%, 7/15/43
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2012D,	11/22 at 100.00	AA	2,361,660
	5.000%, 11/15/42
4,000	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2010,	3/20 at 100.00	AA–	4,589,359
	5.250%, 3/01/40
710	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA	807,965
	12/15/36 – AGM Insured
3,860	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Senior Lien	12/22 at 100.00	AA–	4,616,096
	Refunding Series 2013, 5.000%, 12/15/33
1,000	Nueces River Authority, Texas, Water Supply Revenue Bonds, Corpus Christi Lake Texana Project,	7/25 at 100.00		1,263,450
	Refunding Series 2015, 5.000%, 7/15/26
2,640	San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien Series 2015B,	5/25 at 100.00	AA	3,202,003
	5.000%, 5/15/34
20,285	Total Water and Sewer			23,797,995
$ 240,565	Total Long-Term Investments (cost $209,882,672)			231,115,026
	Institutional MuniFund Term Preferred Shares, at Liquidation Preference – (44.5)% (6)			(72,000,000)
	Other Assets Less Liabilities – 1.6%			2,559,689
	Net Assets Applicable to Common Shares – 100%			$ 161,674,715

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hieararchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions the market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are adjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined uisng significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$231,115,026	$ —	$231,115,026

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating securities reflected as financing transactions, if any.
To the extent that differenes arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of May 31, 2016, the cost of investments was $210,435,889.
Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$24,097,762
Depreciation	(3,418,625)
Net unrealized appreciation (depreciation) of investments	$20,679,137

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(6)	Institutional MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of
Total Investments is 31.2%.
(ETM)	Escrowed to maturity.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Texas Quality Income Municipal Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         July 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         July 29, 2016